Phoenix Investment Partners

SEMI ANNUAL REPORT

OCTOBER 31, 2001

(LOGO)
GOODWIN
[GRAPHIC OMITTED]

Phoenix-Goodwin
California Tax
Exempt Bond
Fund

(LOGO)
PHOENIX
INVESTMENT PARTNERS
A MEMBER OF THE PHOENIX COMPANIES, INC.
[GRAPHIC OMITTED]

MESSAGE FROM THE PRESIDENT


DEAR SHAREHOLDER:
   We are pleased to provide this semiannual report for the six months ended October 31, 2001 for the Phoenix-Goodwin California Tax Exempt Bond Fund. If you have any questions, please contact your financial advisor or a Phoenix Mutual Fund Services representative at 1-800-243-1574, option 4.

   To obtain current mutual fund prices and performance information, go to www.phoenixinvestments.com, then select "Individual Investors" to enter the Investor Center. You can also access your account statement online, make purchases and exchanges, view your account history, order duplicate statements, print customer service forms and order literature.

Sincerely,

/s/  PHILIP R. MCLOUGHLIN
Philip R. McLoughlin

OCTOBER 31, 2001

--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------

PHOENIX-GOODWIN CALIFORNIA TAX EXEMPT BOND FUND

                         INVESTMENTS AT OCTOBER 31, 2001
                                   (UNAUDITED)

                                                STANDARD   PAR
                                                & POOR'S  VALUE
                                                 RATING   (000)      VALUE
                                                --------  -----      -----

MUNICIPAL TAX-EXEMPT BONDS--97.8%

AIRPORT REVENUE--4.8%
San Francisco Airport 6.25%, 5/1/10
(FGIC Insured) ...............................     AAA   $1,000   $ 1,087,860

San Francisco Airport 4.50%, 5/1/28
(MBIA Insured) ...............................     AAA    2,720     2,552,285
                                                                  -----------
                                                                    3,640,145
                                                                  -----------

DEVELOPMENT REVENUE--7.2%
Culver City Redevelopment Financing
Authority 4.60%, 11/1/20 (AMBAC Insured) .....     AAA    4,500     4,438,215

San Diego Redevelopment Agency Series B
5.35%, 9/1/24 (AMBAC Insured) ................     AAA    1,000     1,047,380
                                                                  -----------
                                                                    5,485,595
                                                                  -----------

GENERAL OBLIGATION--19.7%
California State 5.50%, 4/1/08
(MBIA Insured) ...............................     AAA    1,500     1,679,850

California State 4.50%, 12/1/21
(FGIC Insured) ...............................     AAA    3,000     2,888,520

Redwood City Elementary School District
5%, 8/1/15 (FGIC Insured) ....................     AAA    3,875     4,203,716

San Marino United School District Series B
5.25%, 7/1/19 (FSA Insured) ..................     AAA    1,340     1,442,765

Tahoe Truckee Unified School District
5.25%, 8/1/17 (MBIA Insured) .................     AAA    1,670     1,819,816

Walnut Valley Unified School District Series A
0%, 8/1/19 (MBIA Insured) ....................     AAA    8,480     2,926,278
                                                                  -----------
                                                                   14,960,945
                                                                  -----------

GENERAL REVENUE--9.7%
Anaheim Public Financing Authority Series C
6%, 9/1/16 (FSA Insured) .....................     AAA    2,600     3,071,042

Orange County Recovery COP Series A
5.80%, 7/1/16 (MBIA Insured) .................     AAA    1,500     1,650,810

Pomona Public Financing Authority 5%,
2/1/30 (MBIA Insured) ........................     AAA    1,550     1,563,578


                                                STANDARD   PAR
                                                & POOR'S  VALUE
                                                 RATING   (000)        VALUE
                                                --------   -----       -----

GENERAL REVENUE--CONTINUED
San Mateo County Power Authority 5.125%,
7/1/18 (MBIA Insured) ........................     AAA   $1,000   $ 1,066,540
                                                                  -----------
                                                                    7,351,970
                                                                  -----------

MEDICAL REVENUE--3.9%
California Health Facilities Financing Authority
Series A 7.30%, 11/1/20 (CA Mortgage
Insured) .....................................     A+     1,400     1,420,804

California Health Facilities Financing Authority
Series A 6.25%, 7/1/22 .......................     A+     1,500     1,554,240
                                                                  -----------
                                                                    2,975,044
                                                                  -----------

MULTIFAMILY REVENUE--2.8%
L.A. Community Redevelopment Agency
Series A 6.55%, 1/1/27 (AMBAC/FHA
Insured) .....................................     AAA    2,000     2,106,000

MUNICIPAL UTILITY DISTRICT REVENUE--8.9%
L.A. Wastewater System Series D 4.70%,
11/1/17 (FGIC Insured) .......................     AAA    5,000     5,025,250

Sacramento Municipal Utility District Electric
Series K 5.75%, 7/1/18 (AMBAC Insured)........     AAA    1,500     1,708,530
                                                                  -----------
                                                                    6,733,780
                                                                  -----------

POWER REVENUE--3.4%
Northern California Power Agency Series A
5.20%, 7/1/32 (MBIA Insured) .................     AAA    1,120     1,141,997

Sacramento Cogeneration Authority Project
6.375%, 7/1/10 ...............................     BBB      500       550,435

Southern California Public Power Authority
5.50%, 7/1/20 ................................      A       915       916,336
                                                                  -----------
                                                                    2,608,768
                                                                  -----------

PRE-REFUNDED--29.6%
Covina Community Redevelopment Agency
8.80%, 1/1/08(c) .............................      NR    1,030     1,218,892

Hayward Hospital (St. Rose Hospital) 10%,
10/1/04(c) ...................................     AAA      235       266,716



                        See Notes to Financial Statements

Phoenix-Goodwin California Tax Exempt Bond Fund

                                                STANDARD   PAR
                                                & POOR'S  VALUE
                                                 RATING   (000)      VALUE
                                                --------  -----      -----

PRE-REFUNDED--CONTINUED
Huntington Park Redevelopment Agency
Series A 8%, 12/1/19 (FHA/VA/PRIV
MTGS Insured)(c) .............................     AAA   $2,400   $ 3,387,264

L.A. Harbor Department 7.60%, 10/1/18(c) .....     AAA    1,075     1,394,769

MSR Public Power Agency Series D 6.75%
7/1/20 (MBIA Insured)(c) .....................     AAA    3,500     4,319,525

Northern California Power Agency 7.50%,
7/1/23, Prerefunded 7/1/21 @100 (AMBAC
Insured) .....................................     AAA      195       261,549

Pomona Unified School District G.O. Series C
5.60%, 8/1/12 (MBIA Insured)(c) ..............     AAA    1,500     1,718,595

Puerto Rico Highway and Transportation
Authority Series T 6.625%, 7/1/18,
Prerefunded 7/1/02 @101 1/2 ..................     AAA      200       208,976

Puerto Rico Highway and Transportation
Authority Series T 6.625%, 7/1/18,
Prerefunded 7/1/02 @101 1/2...................    Aaa(b)    800       835,904

Riverside County Series A 7.80%, 5/1/21
(GNMA Collateralized)(c) .....................     AAA    4,000     5,453,120

Riverside County Series B 8.625%, 5/1/16
(GNMA Collateralized)(c) .....................     AAA      700     1,016,288

Sacramento Cogeneration Authority Project
6.375%, 7/1/10, Prerefunded 7/1/05 @102.......     AAA      500       577,735

Torrance Hospital 7.10%, 12/1/15,
Prerefunded 12/1/05 @100 .....................     AAA    1,560     1,773,486
                                                                  -----------
                                                                   22,432,819
                                                                  -----------


                                                STANDARD   PAR
                                                & POOR'S  VALUE
                                                 RATING   (000)      VALUE
                                                --------  -----      -----

TRANSPORTATION REVENUE--1.4%
San Francisco Bay Area Rapid Transit District
5.25%, 7/1/19 (FGIC Insured) .................     AAA   $1,000   $ 1,048,310

WATER AND SEWER REVENUE--6.4%
Chino Basin Financing Authority 5.90%,
8/1/11 (AMBAC Insured) .......................     AAA    2,000     2,358,020

Delta Diablo Sanitation District COP 0%,
12/1/16 (MBIA Insured) .......................     AAA    1,070       518,875

Metropolitan Water District Waterworks
Series A 4.75%, 7/1/22 .......................      AA    1,000       994,780

Santa Clara Valley Water Utilities System
Series A 5.125%, 6/1/23 (FGIC Insured)........     AAA    1,000     1,021,330
                                                                  -----------
                                                                    4,893,005
                                                                  -----------

-----------------------------------------------------------------------------
TOTAL MUNICIPAL TAX-EXEMPT BONDS
(IDENTIFIED COST $66,997,746)                                      74,236,381
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.8%
(IDENTIFIED COST $66,997,746)                                      74,236,381
-----------------------------------------------------------------------------

SHORT TERM OBLIGATIONS--0.7%

COMMERCIAL PAPER--0.7%
SYSCO Corp. 2.65%, 11/1/01 ...................     A-1+     580       580,000

-----------------------------------------------------------------------------
TOTAL SHORT TERM OBLIGATIONS
(IDENTIFIED COST $580,000)                                            580,000
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--98.5%
(IDENTIFIED COST $67,577,746)                                      74,816,381(a)

Other assets and liabilities--1.5%                                  1,108,674
                                                                  -----------
NET ASSETS--100.0%                                                $75,925,055
                                                                  ===========

 (a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $7,301,928 and gross depreciation of $63,293 for federal income tax purposes. At October 31, 2001, the aggregate cost of securities for federal income tax purposes was $67,577,746.
 (b) As rated by Moody's or Fitch.
 (c) Escrowed to Maturity.
 (d) At October 31, 2001, the concentration of the Fund's investments by State, determined as a percentage of total investments, is as follows: California 98%, Puerto Rico 1%, and Other 1%. At October 31, 2001, 79.8% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: MBIA, 28%, AMBAC, 16%, and FGIC, 20%.

                        See Notes to Financial Statements

Phoenix-Goodwin California Tax Exempt Bond Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2001
                                   (UNAUDITED)


ASSETS
Investment securities at value
   (Identified cost $67,577,746)                                 $ 74,816,381
Cash                                                                    3,387
Receivables
   Interest                                                         1,355,157
   Fund shares sold                                                    24,328
Prepaid expenses                                                        1,166
                                                                 ------------
     Total assets                                                  76,200,419
                                                                 ------------
LIABILITIES
Payables
   Fund shares repurchased                                            113,295
   Dividend distributions                                              46,399
   Investment advisory fee                                             29,085
   Printing fee                                                        28,172
   Distribution fee                                                    17,362
   Professional fee                                                    15,268
   Transfer agent fee                                                  11,464
   Trustees' fee                                                        6,803
   Financial agent fee                                                  4,761
Accrued expenses                                                        2,755
                                                                 ------------
     Total liabilities                                                275,364
                                                                 ------------
NET ASSETS                                                       $ 75,925,055
                                                                 ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                 $ 68,180,981
Undistributed net investment loss                                     (39,284)
Accumulated net realized gain                                         544,723
Net unrealized appreciation                                         7,238,635
                                                                 ------------
NET ASSETS                                                       $ 75,925,055
                                                                 ============
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $74,134,402)                 5,617,287
Net asset value per share                                              $13.20
Offering price per share $13.20/(1-4.75%)                              $13.86

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $1,790,653)                    135,456
Net asset value and offering price per share                           $13.22


                             STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED OCTOBER 31, 2001
                                   (UNAUDITED)


INVESTMENT INCOME
Interest                                                         $  2,043,141
                                                                 ------------
     Total investment income                                        2,043,141
                                                                 ------------
EXPENSES
Investment advisory fee                                               176,167
Distribution fee, Class A                                              95,537
Distribution fee, Class B                                               9,332
Financial agent fee                                                    49,832
Transfer agent                                                         31,647
Registration                                                           18,989
Printing                                                               16,489
Trustees                                                               13,434
Professional                                                           13,317
Custodian                                                               4,660
Miscellaneous                                                           7,758
                                                                 ------------
     Total expenses                                                   437,162
     Custodian fees paid indirectly                                      (165)
                                                                 ------------
     Net expenses                                                     436,997
                                                                 ------------
NET INVESTMENT INCOME                                               1,606,144
                                                                 ------------

NET REALIZED AND  UNREALIZED  GAIN (LOSS) ON  INVESTMENTS
Net realized  gain on securities                                      501,155
Net change in unrealized appreciation (depreciation) on
   investments                                                      3,505,559
                                                                 ------------
NET GAIN ON INVESTMENTS                                             4,006,714
                                                                 ------------
NET INCREASE IN NET ASSETS RESULTING FROM
     OPERATIONS                                                  $  5,612,858
                                                                 ============

                        See Notes to Financial Statements

Phoenix-Goodwin California Tax Exempt Bond Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                               Six Months
                                                                                                  Ended
                                                                                                10/31/01     Year Ended
                                                                                               (Unaudited)     4/30/01
                                                                                              -----------  ------------
FROM OPERATIONS
   Net investment income (loss)                                                                $1,606,144 $   3,546,302
   Net realized gain (loss)                                                                       501,155       371,610
   Net change in unrealized appreciation (depreciation)                                         3,505,559     2,806,962
                                                                                              -----------  ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                  5,612,858     6,724,874
                                                                                              -----------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                              (1,558,175)   (3,424,152)
   Net investment income, Class B                                                                 (31,088)      (57,588)
   Net realized gains, Class A                                                                         --      (614,139)
   Net realized gains, Class B                                                                         --       (11,940)
   In excess of net investment income, Class A                                                         --       (55,236)
   In excess of net investment income, Class B                                                         --          (929)
                                                                                              -----------  ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                   (1,589,263)   (4,163,984)
                                                                                              -----------  ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (215,331 and 178,518 shares, respectively)                     2,791,384     2,273,048
   Net asset value of shares issued from reinvestment of distributions
     (55,872 and 149,736 shares, respectively)                                                    720,863     1,890,217
   Cost of shares repurchased (691,750 and 662,110 shares, respectively)                       (8,981,147)   (8,268,731)
                                                                                              -----------  ------------
Total                                                                                          (5,468,900)   (4,105,466)
                                                                                              -----------  ------------
CLASS B
   Proceeds from sales of shares (2,778 and 68,651 shares, respectively)                           36,508       876,342
   Net asset value of shares issued from reinvestment of distributions
     (770 and 2,744 shares, respectively)                                                           9,934        34,690
   Cost of shares repurchased (10,676 and 72,152 shares, respectively)                           (141,138)     (907,008)
                                                                                              -----------  ------------
Total                                                                                             (94,696)        4,024
                                                                                              -----------  ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                   (5,563,596)   (4,101,442)
                                                                                              -----------  ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                       (1,540,001)   (1,540,552)

NET ASSETS
   Beginning of period                                                                         77,465,056    79,005,608
                                                                                              -----------  ------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) AND DISTRIBUTIONS
     IN EXCESS OF NET INVESTMENT INCOME (LOSS) OF ($39,284) AND ($56,165), RESPECTIVELY]      $75,925,055  $ 77,465,056
                                                                                              ===========  ============

                        See Notes to Financial Statements

Phoenix-Goodwin California Tax Exempt Bond Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)
                                                                                   CLASS A
                                                    ------------------------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED                       YEAR ENDED APRIL 30
                                                     10/31/01    -----------------------------------------------------------
                                                    (UNAUDITED)       2001        2000         1999        1998         1997
Net asset value, beginning of period                    $12.53        $12.13       $13.18      $13.12       $12.72      $12.77
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                           0.27          0.57         0.60        0.64         0.65        0.66
   Net realized and unrealized gain (loss)                0.67          0.50        (0.90)       0.11         0.47        0.04
                                                        ------        ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                     0.94          1.07        (0.30)       0.75         1.12        0.70
                                                        ------        ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                  (0.27)        (0.56)       (0.60)      (0.63)       (0.65)      (0.66)
   Distributions in excess of net investment income         --         (0.01)          --          --           --          --
   Distributions from net realized gains                    --         (0.10)       (0.15)      (0.06)       (0.07)      (0.09)
                                                        ------        ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                                 (0.27)        (0.67)       (0.75)      (0.69)       (0.72)      (0.75)
                                                        ------        ------       ------      ------       ------      ------
   Change in net asset value                              0.67          0.40        (1.05)       0.06         0.40       (0.05)
                                                        ------        ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                          $13.20        $12.53       $12.13      $13.18       $13.12      $12.72
                                                        ======        ======       ======      ======       ======      ======
Total return(1)                                           7.54%(4)      8.92%       (2.17)%      5.92%        8.84%       5.56%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)               $74,134       $75,675      $77,265     $95,230     $102,312    $109,358
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                     1.10%(2)(3)   1.07%(2)     1.10 %      1.00%        0.96%       0.93%
   Net investment income                                  4.12%(3)      4.52%        4.84 %      4.72%        4.90%       5.13%
Portfolio turnover                                           8%(4)         3%          12 %        14%           9%         17%

                                                                                   CLASS B
                                                    ------------------------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED                       YEAR ENDED APRIL 30
                                                     10/31/01    -----------------------------------------------------------
                                                    (UNAUDITED)        2001        2000         1999        1998         1997
Net asset value, beginning of period                    $12.55        $12.14       $13.20      $13.13       $12.73      $12.77
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                           0.22          0.48         0.51        0.54         0.56        0.56
   Net realized and unrealized gain (loss)                0.67          0.50        (0.91)       0.12         0.46        0.05
                                                        ------        ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                     0.89          0.98        (0.40)       0.66         1.02        0.61
                                                        ------        ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                  (0.22)        (0.46)       (0.51)      (0.53)       (0.55)      (0.56)
   Distributions in excess of net investment income         --         (0.01)          --          --           --          --
   Distributions from net realized gains                    --         (0.10)       (0.15)      (0.06)       (0.07)      (0.09)
                                                        ------        ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                                 (0.22)        (0.57)       (0.66)      (0.59)       (0.62)      (0.65)
                                                        ------        ------       ------      ------       ------      ------
   Change in net asset value                              0.67          0.41        (1.06)       0.07         0.40       (0.04)
                                                        ------        ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                          $13.22        $12.55       $12.14      $13.20       $13.13      $12.73
                                                        ======        ======       ======      ======       ======      ======
Total return(1)                                           7.12%(4)      8.15%       (2.98)%      5.11%        8.10%       4.84%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                $1,791        $1,790       $1,741      $1,897       $1,562      $1,359
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                     1.85%(2)(3)   1.82%(2)     1.85 %      1.75%        1.71%       1.68%
   Net investment income                                  3.37%(3)      3.77%        4.09 %      3.97%        4.15%       4.37%
Portfolio turnover                                           8%(4)         3%          12 %        14%           9%         17%

(1) Maximum sales charge is not reflected in total return calculation.
(2) For the periods ended April 30 and October 31, 2001, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3) Annualized.
(4) Not annualized.

                        See Notes to Financial Statements

PHOENIX-GOODWIN CALIFORNIA TAX EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2001 (UNAUDITED)



1. SIGNIFICANT ACCOUNTING POLICIES

   Phoenix-Goodwin California Tax Exempt Bond Fund (the "Fund") is organized as a Delaware Business Trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is a diversified Fund and its investment objective is to obtain a high level of current income exempt from California state and local income taxes, as well as Federal income tax, consistent with preservation of capital. The Fund offers both Class A and Class B shares. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Both classes of shares have identical voting, dividend, liquidation and other rights with respect to its distribution plan. Income and expenses of the Fund are borne pro rata by the holders of both classes of shares, except that each class bears distribution expenses unique to that class.
   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.


A. SECURITY VALUATION:

   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.


B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Premiums and discounts are amortized to income using the effective interest method. Realized gains and losses are determined on the identified cost basis.


C. INCOME TAXES:

   It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of its taxable and tax-exempt income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.


D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions to shareholders are declared and recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification to paid in capital.


E. FUTURES CONTRACTS:

   A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. The Fund may enter into financial futures contracts as a hedge against anticipated changes in the market value of the portfolio securities. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the futures contract may not correspond to the change in value of the hedged instruments. As of October 31, 2001, the Fund had no future contracts outstanding.


2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

   As compensation for its services to the Fund, the adviser, Phoenix Investment Counsel, Inc. ("PIC"), an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee at an annual rate of 0.45% of the average daily net assets of the Fund for the first $1 billion, 0.40% for the second $1 billion, and 0.35% for average daily net assets of over $2 billion.
   As Distributor of the Fund's shares, Phoenix Equity Planning Corp. ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Fund that it retained net selling commissions of $1,740 for Class A shares and deferred sales charges of $866 for Class B shares for the six months ended October 31, 2001. In addition, the Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares and 1.00% for Class B shares of the average daily net assets of the Fund. The Distributor has advised the Fund that of the total amount expensed for the six months ended October 31, 2001, $14,835 was retained by the Distributor and $90,034 was paid to unaffiliated participants.

PHOENIX-GOODWIN CALIFORNIA TAX EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2001 (UNAUDITED) (CONTINUED)

   As Financial Agent of the Fund, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC, Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of subagent's performance. For the six months ended October 31, 2001, financial agent fees were $49,832, of which PEPCO received $18,000. The current fee schedule of PFPC, Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of the Fund. Certain minimum fees and fee waivers may apply.
   PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust as sub-transfer agent. For the six months ended October 31, 2001, transfer agent fees were $31,647, of which PEPCO retained $6,257, which is net of fees paid to State Street.
   At October 31, 2001, PNX and affiliates held 259 Class A shares and 11,687 Class B shares of the Fund with a combined value of $157,925.

3. PURCHASE AND SALE OF SECURITIES

   Purchases and sales of securities, excluding short-term securities and futures, for the six months ended October 31, 2001, aggregated $6,039,349 and $10,244,148, respectively. There were no purchases or sales of long-term U.S. Government securities.


4. ASSET CONCENTRATION

   There are certain risks arising from the Fund's concentration in California municipal securities. Certain California constitutional amendments, legislative measures, executive orders, administrative regulations, court decisions and voter initiatives could result in certain adverse consequences including impairing the ability of certain issuers of California municipal securities to pay principal and interest on their obligations.


   This report is not authorized for distribution to prospective investors in the Phoenix-Goodwin California Tax Exempt Bond Fund, unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, Fund's record and other pertinent information.

PHOENIX-GOODWIN CALIFORNIA TAX EXEMPT BOND FUND

101 Munson Street
Greenfield, Massachusetts 01301


TRUSTEES
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Geraldine M. McNamara
Everett L. Morris
James M. Oates
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
William R. Moyer, Executive Vice President
John F. Sharry, Executive Vice President
James D. Wehr, Senior Vice President
Robert S. Driessen, Vice President
Timothy M. Heaney, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110

HOW TO CONTACT US
Mutual Fund Services                         1-800-243-1574
Advisor Consulting Group                     1-800-243-4361
Text Telephone                               1-800-243-1926
Web site                         WWW.PHOENIXINVESTMENTS.COM



--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------
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

PHOENIX EQUITY PLANNING CORPORATION
PO Box 150480
Hartford, CT 06115-0480

(LOGO)
PHOENIX
INVESTMENT PARTNERS
[GRAPHIC OMITTED]

For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or
WWW.PHOENIXINVESTMENTS.COM.


PXP 680 (12/01)